Note 9 - Stock-Based Compensation - Activity of Stock Option Plan (Details)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Outstanding at December 31, 2014 (in shares) | shares	1,197,044
Outstanding at December 31, 2014 (in dollars per share) | $ / shares	$ 3.79
Granted (in shares) | shares	217,500
Granted (in dollars per share) | $ / shares	$ 0.17
Forfeited or expired (in shares) | shares	(231,444)
Forfeited or expired (in dollars per share) | $ / shares	$ 1.89
Outstanding at September 30, 2015 (in shares) | shares	1,183,100
Outstanding at September 30, 2015 (in dollars per share) | $ / shares	$ 3.50
Weighted average remaining contractual period	6 years 219 days
Aggregate Intrinsic value | $	$ 0
Exercisable at December 31, 2014 (in shares) | shares	785,594
Exercisable at September 30, 2015 (in dollars per share) | $ / shares	$ 5.09
Exercisable at December 31, 2014	5 years 73 days
Exercisable at December 31, 2014 | $	$ 0